Faegre Drinker Biddle & Reath LLP

191 North Wacker Drive, Suite 3700

Chicago, IL 60606

(312) 569-1000 (Phone)

(312) 569-3000 (Facsimile)

www.faegredrinker.com

August 19, 2020

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F. Street, NE

Washington, DC 20549

Re:	Partners Group Private Income Opportunities, LLC (the “Fund”)

Preliminary Proxy Statement

(File Nos. 333-238474 and 811-23188)

Ladies and Gentlemen:

Enclosed for filing pursuant to Rule 14a-6(a) of the Securities Exchange Act of 1934, as amended, please find the Fund’s Preliminary Proxy Statement and Notice of Special Meeting of Shareholders (together, the “Proxy Materials”). These Proxy Materials are being filed in connection with a Special Meeting of Shareholders of the Fund to be held in October of 2020 for the purpose of (i) approving a Plan of Reorganization under which all of the assets of the Fund will be transferred to Partners Group Private Equity (Master Fund), LLC (the “Acquiring Fund”) in exchange for (a) the assumption by the Acquiring Fund of all liabilities of the Fund, and (b) units of beneficial interest of the Acquiring Fund (“Units”) having equal value, which will be distributed proportionately by class to the Shareholders of the Fund (the “Reorganization”); and (ii) transacting such other business as may properly come before the meeting or any adjournment thereof. The Reorganization does not require the approval of unitholders of the Acquiring Fund and such approval is not being sought.

Please do not hesitate to contact me at (312) 569-1107, or, in my absence, Joshua Lindauer at (212) 248-3298, if you have any comments or questions.

Sincerely,

/s/ David L. Williams
David L. Williams